INCOME TAXES - Reconciliation of U.S. Federal Statutory Income Tax to Income Taxes on Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Deferred tax expense (benefit)	$ 42.4	$ (135.7)	$ (50.4)
Tax at statutory rate	379.7	205.8	186.6
State income taxes, net of federal benefits	24.3	6.6	1.5
Difference between foreign and federal income tax	(178.0)	(124.9)	(114.6)
Tax accrual reserve	1.1	15.3	48.4
Audit settlements	(5.3)	(0.9)	(49.0)
NOL & Valuation Allowance related items	(2.7)	(6.8)	(2.2)
Foreign dividends and related items	(25.6)	(9.5)	(18.9)
Non-deductible merger related costs	0.0	(3.3)	(6.9)
Change in deferred tax liabilities on undistributed foreign earnings	(49.7)	(19.5)	(17.3)
Statutory income tax rate change	(0.6)	(1.7)	(5.2)
Other-net	(16.4)	(1.3)	15.6
Income taxes on continuing operations	227.1	68.6	75.8
Continuing Operations [Member]
Deferred tax expense (benefit)	50.5	$ (135.9)	$ (50.4)
income tax provision [Member]
Change in deferred tax liabilities on undistributed foreign earnings	$ (6.0)